Assets and Liabilities for insurance and reinsurance contracts - Summary of reconciliation of the amount included in net unrealized income for insurance premium reserves (Detail) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Reconciliation Of Net Unrealized Income For Insurance Premium Reserves [Line Items]
Rate effect of "Renta Particular" contract	S/ 263,368	S/ 47,497	S/ 7,390
Others	894,675	283,143	1,130,864
IFRS 17 [member] | Whole Life Cover And Surrender Options [Member]
Disclosure In Tabular Form Of Reconciliation Of Net Unrealized Income For Insurance Premium Reserves [Line Items]
Cumulative other comprehensive income, opening balance	682,727	744,116
Losses recognized in other comprehensive income in the period	(735,370)	(59,554)
Rate effect of "Renta Particular" contract	(1,850)	1,065
Others	725	(2,900)
Cumulative other comprehensive income, closing balance	S/ (53,768)	S/ 682,727	S/ 744,116